Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2016	Dec. 31, 2015
Allocation of pension plan assets	100.00%	100.00%
Cash and Cash Equivalents [Member]
Allocation of pension plan assets	2.00%	3.00%
Equity Securities [Member]
Allocation of pension plan assets	29.00%	27.00%
Government Debt Securities [Member]
Allocation of pension plan assets	3.00%	2.00%
Corporate Debt Securities [Member]
Allocation of pension plan assets	26.00%	26.00%
Investment Funds [Member]
Allocation of pension plan assets	18.00%	19.00%
Real Estate [Member]
Allocation of pension plan assets	2.00%	2.00%
Other (Mainly Insurance Assets - Contracts and Reserves) [Member]
Allocation of pension plan assets	20.00%	21.00%